Leases - Schedule of Maturities of the Company's Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 28, 2024
Schedule of Reconciliation to the Lease Liabilities [Abstract]
Operating Leases, 2025	$ 9,034	$ 14,587
Finance Leases, 2025	11,384	1,628
Operating Leases, 2026	7,503	9,603
Finance Leases, 2026	9,507	1,683
Operating Leases, 2027	5,462	5,471
Finance Leases, 2027	6,411	1,299
Operating Leases, 2028	3,528	3,788
Finance Leases, 2028	3,323	949
Operating Leases, 2029	2,678	2,486
Finance Leases, 2029	1,245	470
Operating Leases, Thereafter	7,298	1,602
Finance Leases, Thereafter		74
Operating Leases, Total lease payments	35,503	37,537
Finance Leases, Total lease payments	31,870	6,103
Operating Leases, Less: Interest	(6,461)	(3,100)
Finance Leases, Less: Interest	(3,131)	(890)
Operating Leases, Present value of lease liabilities	29,042	34,437
Finance Leases, Present value of lease liabilities	$ 28,739	$ 5,213